HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of detailed information about hedging assets
The following table summarises the fair value of the assets and liabilities related to derivative financial instruments and the respective line items in which they were recorded in the consolidated statement of financial position as at the dates presented. All derivative instruments are classified as Level 2 within the fair value hierarchy. Discussion of the Group’s other financial assets and liabilities is contained elsewhere in these financial statements. Refer to Note 8 for trade accounts receivable, Note 13 for trade and other payables, Note 12 for borrowings and Note 18 for amounts receivable and payable with related parties.

		31 December 2017	31 December 2016
Hedging Instrument	Location – Statement of Financial Position	€ million	€ million
Assets:
Derivatives designated as hedging instruments:
Foreign currency contracts	Non-current derivative assets	1	34
Foreign currency contracts	Current derivative assets	12	15
	Total	13	49
Derivatives not designated as hedging instruments:
Commodity contracts	Non-current derivative assets	1	1
Foreign currency contracts	Current derivative assets	—	3
Commodity contracts	Current derivative assets	8	5
	Total	9	9
Total Assets		22	58
Liabilities:
Derivatives designated as hedging instruments:
Foreign currency contracts	Non-current derivative liabilities	93	—
Foreign currency contracts	Current derivative liabilities	—	3
	Total	93	3
Derivatives not designated as hedging instruments:
Commodity contracts	Non-current derivative liabilities	—	1
Commodity contracts	Current derivative liabilities	1	5
	Total	1	6
Total Liabilities		94	9

Disclosure of detailed information about hedging liabilities
The following table summarises the fair value of the assets and liabilities related to derivative financial instruments and the respective line items in which they were recorded in the consolidated statement of financial position as at the dates presented. All derivative instruments are classified as Level 2 within the fair value hierarchy. Discussion of the Group’s other financial assets and liabilities is contained elsewhere in these financial statements. Refer to Note 8 for trade accounts receivable, Note 13 for trade and other payables, Note 12 for borrowings and Note 18 for amounts receivable and payable with related parties.

		31 December 2017	31 December 2016
Hedging Instrument	Location – Statement of Financial Position	€ million	€ million
Assets:
Derivatives designated as hedging instruments:
Foreign currency contracts	Non-current derivative assets	1	34
Foreign currency contracts	Current derivative assets	12	15
	Total	13	49
Derivatives not designated as hedging instruments:
Commodity contracts	Non-current derivative assets	1	1
Foreign currency contracts	Current derivative assets	—	3
Commodity contracts	Current derivative assets	8	5
	Total	9	9
Total Assets		22	58
Liabilities:
Derivatives designated as hedging instruments:
Foreign currency contracts	Non-current derivative liabilities	93	—
Foreign currency contracts	Current derivative liabilities	—	3
	Total	93	3
Derivatives not designated as hedging instruments:
Commodity contracts	Non-current derivative liabilities	—	1
Commodity contracts	Current derivative liabilities	1	5
	Total	1	6
Total Liabilities		94	9

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting
The following table summarises the net of tax effect for cash flow hedges that settled for the periods presented within the consolidated income statement:

		Amount of gain (loss) reclassified from the hedging reserve into profit
		31 December 2017	31 December 2016	31 December 2015
Cash Flow Hedging Instruments	Location – Income Statements	€ million	€ million	€ million
Foreign currency contracts	Cost of sales	7	5	(13)
Foreign currency contracts	Selling and distribution expenses	—	(1)	(1)
Foreign currency contracts(A)	Non-operating items	(123)	49	(6)
	Total	(116)	53	(20)

(A)
The gain (loss) recognised on these currency contracts is offset by the gain (loss) recognised on the remeasurement of the underlying debt instruments; therefore, there is a minimal consolidated net effect in non-operating items on the consolidated income statement.

Disclosure of gains (losses) recognized from non-designated derivative financial instruments
The following table summarises the gains (losses) recognised from non-designated derivative financial instruments on the consolidated income statement for the years presented:

		31 December 2017	31 December 2016	31 December 2015
Non-designated Hedging Instruments	Location – Income Statements	€ million	€ million	€ million
Commodity contracts	Cost of sales	20	8	(19)
Commodity contracts	Selling and distribution expenses	(2)	10	(15)
Foreign currency contracts(A)	Non-operating items	13	17	(4)
	Total	31	35	(38)

(A)
The gain (loss) recognised on these currency contracts is offset by the gain (loss) recognised on the remeasurement of the underlying hedged items; therefore, there is a minimal consolidated net effect in non-operating items on the consolidated income statement